UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS
(Exact name of registrant as specified in charter)

     2691 Route 9, Suite 102, Malta, NY 12020
      (Address of principal executive offices)  (Zip code)

John B. Walthausen
Walthausen Funds
2691 Route 9, Suite 102, Malta, NY 12020
(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: January 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Item 1. Reports to Stockholders.

WALTHAUSEN SMALL CAP VALUE FUND

TICKER WSCVX
For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT
January 31, 2018

Walthausen Small Cap Value Fund
Annual Report
January 31, 2018

Dear Fellow Shareholders:

It was another exciting year in the US equity markets. Virtually every domestic equity style was positive for the year. We have mixed feelings in reporting a 13.22% gain for the fiscal year which ended January 31st. We effectively bested the 9.95% that our benchmark, the Russell 2000 Value Index, achieved for that period but that was meager compared to the indices for larger growth stocks. It was an extraordinary year as the broad market moved steadily higher month after month even though most commentators had been observing that the market values were dangerously high. In 2016, value stocks beat growth stocks and small cap stocks did much better than large cap. Will this reverse again so that small cap value is the place to be? Perhaps, but the fashions that can drive investor decisions on asset allocation are not predictable.

It is worth noting, as we write this letter, that we are seeing volatility leap from nonexistent to dramatic. It seems like indigestion for a market which has been gorging on complacency. Oddly, money managers are taking money out of domestic equities yet the markets continue to climb higher. Whether I look at the one, three, five or the ten year history, large growth is clearly the winner. As value players, we can fume that growth stocks, many of which are a very long way from generating cash returns, have done much better than value stocks. We believe that it will change; we’re just unsure of when. We believe that this is a function of cheap and readily available money. With interest rates remaining at unheard of low levels for a sustained period of time, it only makes sense that investors are assuming low rates will continue indefinitely. This helps growth stocks in particular, as companies have been able to raise debt at very favorable rates to fund their growth. At some point, that window will close. We believe that as the economy continues to grow, wages will rise and inflation will start to exceed target rates, causing rates to rise and growth stocks will look less appealing. It has happened before and it will happen again.

Looking back at the benchmark’s performance for the year, we see that Healthcare was the best performing sector while Energy was the worst. Neither did much for our relative performance. The Healthcare stocks which did best were the higher growth names while our holdings mostly languished. Fortunately, we were underweight in Energy and increased our exposure when opportunity presented itself late in the year. Most of our relative performance came from stock selection. Several stocks that did well are MGP Ingredients (MGPI) and Casella Waste Management (CWST). MGP is an established distiller which has positioned itself to benefit from a growing interest in premium bourbons. Casella is a Northeast centered waste management company. They are benefiting from the reduced availability of sites for dumps and judicious investments in equipment and systems. We also benefited from two well established companies; Ferro (FOE), a producer of industrial pigments and coating systems and Rogers (ROG), a premium maker of proprietary materials use in advanced electronics, particularly wireless handsets. In both cases they are making better use of their positions as developers of specialty materials.

We had our disappointments as well. Vista Outdoor (VSTO), a sporting goods maker, suffered as retail sales of sporting goods slowed down and the retail channel has gone through extensive restructuring. We also suffered with and have exited Overseas Shipholding (OSG), an oil services company, and Nevsun Resources (NSU), a copper-producing mining operator.

As we look forward, the concerns of last year are even more valid. Last year we wrote, “We are not only concerned that the market has risen to unsustainable levels but we believe that the policy of using excessive monetary stimulus to stimulate economic growth has infected the economy with a low regard for the time value of money. We are seeing clear signs that consumer credit quality is deteriorating and we are concerned that acquisi-

2018 Annual Report 1

tion activity is picking up with deals going on the books at excessive valuations.” Our concerns have not subsided and the spike of new fiscal stimulus brought about by tax reform more than offsets a slight throttling back of the monetary push.

Our discipline in the execution of our process is unchanged. We believe the application of rigorous fundamental analysis in the evaluation of a company’s drivers for value creation is what will continue to offer us the opportunity to perform. We are more selective than ever before and continue to focus on selecting stocks where we discover the potential value that is not currently reflected in the stock price.

Thank you for your continued support.

Sincerely,

John B. Walthausen CFA
Chief Investment Officer, Portfolio Manager

Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-925-8428.

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain a copy of the Fund’s prospectus, please visit our website at www.walthausenfunds.com or call 1-888-925-8428 and a copy will be sent to you free of charge. Distributed by Rafferty Capital Markets, LLC – Garden City, NY 11530.

2018 Annual Report 2

WALTHAUSEN SMALL CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

1/31/18 NAV $23.87

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JANUARY 31, 2018

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Walthausen Small Cap Value Fund	13.22%	10.76%	11.13%	13.61%
Russell 2000® Value Index(B)	9.95%	11.56%	11.98%	8.54%

Annual Fund Operating Expense Ratio (from Prospectus dated June 1, 2017): 1.28%

The Fund’s expense ratio for the fiscal year ended January 31, 2018 can be found in the financial highlights included in this report.

The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because of (a) the impact of breakpoints in expenses charged as described in Note 4 and (b) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A)1 Year, 3 Years, 5 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Small Cap Value Fund was February 1, 2008.

(B)The Russell 2000® Value Index (whose composition is different from that of the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428. THE FUND’S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2018 Annual Report 3

WALTHAUSEN SMALL CAP VALUE FUND (Unaudited)

                                         WALTHAUSEN SMALL CAP VALUE FUND
                                                       by Sectors as of January 31, 2018
                                                   (as a percentage of Total Investments)

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines

Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the SEC’s website at http://www.sec.gov.

2018 Annual Report 4

EXPENSE EXAMPLE
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as redemption fees and IRA maintenance fees, and (2) ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on August 1, 2017 and held through January 31, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Additionally, although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Ultimus Fund Solutions, LLC, the Fund’s transfer agent. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. You will be charged an annual maintenance fee of $15 for each tax deferred account you have with the Fund (“IRA maintenance fees”). To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes management fees, service fees and other Fund expenses. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, IRA maintenance fees described above or expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	August 1, 2017 to
	August 1, 2017	January 31, 2018	January 31, 2018

Actual	$1,000.00	$1,090.79	$6.64

Hypothetical	$1,000.00	$1,018.85	$6.41
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2018 Annual Report 5

Walthausen Small Cap Value Fund
		Schedule of Investments
		January 31, 2018
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Agricultural Chemicals
536,329	American Vanguard Corporation	$11,343,358	1.83%
Air Transportation, Nonscheduled
368,128	Era Group Inc. *	3,729,137	0.60%
Aircraft & Parts
112,020	AAR Corp.	4,533,449
341,500	Triumph Group, Inc.	9,954,725
		14,488,174	2.33%
Canned, Fruits, Vegetables, Preserves, Jams & Jellies
535,790	Landec Corporation *	7,045,639	1.13%
Carpets & Rugs
470,130	Interface, Inc.	11,729,742	1.89%
Computer Communications Equipment
225,580	Electronics for Imaging, Inc. *	6,595,959	1.06%
Construction Machinery & Equipment
160,713	Columbus McKinnon Corporation	6,581,197	1.06%
Crude Petroleum & Natural Gas
1,614,010	Halcón Resources Corporation *	12,895,940
143,600	SilverBow Resources, Inc. *	4,408,520
		17,304,460	2.79%
Deep Sea Foreign Transportation of Freight
50,333	Dorian LPG Ltd. *	384,544
1,441,135	Overseas Shipholding Group, Inc. *	3,040,795
227,192	SEACOR Holdings Inc. *	10,582,603
		14,007,942	2.25%
Electronic Components & Accessories
475,049	Vishay Intertechnology Inc.	10,427,326	1.68%
Fabricated Plate Work (Boiler Shops)
500,000	Global Power Equipment Group Inc. *	1,705,000	0.27%
Fats & Oils
596,110	Darling Ingredients Inc. *	11,051,879	1.78%
Fire, Marine & Casualty Insurance
186,140	The Navigators Group, Inc.	9,046,404	1.46%
General Building Contractors - Nonresidential Buildings
401,110	Tutor Perini Corporation *	9,927,473	1.60%
Greeting Cards
221,513	CSS Industries Inc.	5,794,780	0.93%
Guided Missiles & Space Vehicles & Parts
312,004	Aerojet Rocketdyne Holdings, Inc. *	8,580,110	1.38%
Heavy Construction Other Than Building Construction - Contractors
1,742,696	Great Lakes Dredge & Dock Corporation *	8,190,671	1.32%
Household Furniture
341,513	Kimball International, Inc. - Class B	6,341,896	1.02%
Industrial Instruments For Measurement, Display, and Control
44,711	Esterline Technologies Corporation *	3,288,494	0.53%
Industrial Organic Chemicals
986,990	Nexeo Solutions, Inc. *	9,307,316	1.50%
Instruments for Measuring & Testing of Electricity & Electric Signals
181,967	Allied Motion Technologies, Inc.	6,341,550	1.02%
Life Insurance
114,789	Primerica, Inc.	11,593,689	1.87%
Metal Cans
329,860	Silgan Holdings Inc.	9,859,515	1.59%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2018 Annual Report 6

Walthausen Small Cap Value Fund
		Schedule of Investments
		January 31, 2018
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Metal Forgings & Stampings
185,219	Materion Corp.	$9,205,384	1.48%
Millwood, Veneer, Plywood, & Structural Wood Members
123,980	Masonite International Corporation *	8,647,605
378,280	Ply Gem Holdings, Inc. *	8,114,106
		16,761,711	2.70%
Mining & Quarrying of Nonmetallic Minerals (No Fuels)
89,530	Ciner Resources LP	2,378,812	0.38%
Miscellaneous Electrical Machinery, Equipment & Supplies
389,570	Atkore International Group Inc. *	9,108,147	1.47%
Motor Homes
173,840	Winnebago Industries, Inc.	7,901,028	1.27%
Motor Vehicle Parts & Accessories
159,320	Dana Incorporated	5,255,967
472,090	Stoneridge, Inc. *	11,490,671
		16,746,638	2.70%
Motors & Generators
106,400	Regal Beloit Corporation	8,288,560	1.33%
National Commercial Banks
95,028	Camden National Corporation	4,034,889
109,028	City Holding Company	7,501,126
58,843	CoBiz Financial Inc.	1,180,391
129,600	Community Bank System Inc.	6,907,680
312,970	First Financial Bancorp	8,919,645
68,874	Pinnacle Financial Partners, Inc.	4,359,724
		32,903,455	5.30%
Office Furniture (No Wood)
663,320	Steelcase Inc. - Class A	10,314,626	1.66%
Operative Builders
342,090	M/I Homes, Inc. *	11,063,191	1.78%
Ordnance & Accessories, (No Vehicles/Guided Missiles)
561,280	Vista Outdoor Inc. *	8,503,392	1.37%
Paints, Varnishes, Lacquers, Enamels & Allied Products
390,500	Ferro Corporation *	9,184,560	1.48%
Paper Mills
276,120	Orchids Paper Products Company	4,158,367	0.67%
Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
478,520	Rayonier Advanced Materials Inc.	9,053,598	1.46%
Plastics, Materials, Synth Resins & Nonvulcan Elastomers
59,120	Rogers Corporation *	9,741,794	1.56%
Printed Circuit Boards
230,299	Kimball Electronics, Inc. *	4,260,531	0.69%
Pulp Mills
800,431	Mercer International Inc. (Canada)	11,766,336	1.89%
Pumps & Pumping Equipment
218,940	Ampco-Pittsburgh Corporation	2,977,584	0.48%
Railroad Equipment
328,790	Freightcar America, Inc.	5,122,548	0.82%
Refuse Systems
508,240	Casella Waste Systems, Inc. - Class A *	13,000,779	2.09%
Retail - Eating & Drinking Places
510,560	Cannae Holdings, Inc. *	8,888,850	1.43%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2018 Annual Report 7

Walthausen Small Cap Value Fund
		Schedule of Investments
		January 31, 2018
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Retail - Miscellaneous Retail
147,435	FirstCash, Inc.	$10,777,499	1.74%
Rolling Drawing & Extruding of Nonferrous Metals
97,310	Kaiser Aluminum Corporation	10,727,454	1.73%
Sanitary Services
505,120	Heritage-Crystal Clean, Inc. *	10,986,360	1.77%
Semiconductors & Related Devices
891,555	Amkor Technology, Inc. *	8,969,043	1.44%
Services - Equipment Rental & Leasing, NEC
247,800	McGrath RentCorp	11,844,840	1.91%
Services - Help Supply Services
165,890	Kelly Services, Inc. - Class A	4,696,346	0.76%
Services - Home Health Care Services
173,565	Addus HomeCare Corporation *	6,222,305	1.00%
Services - Miscellaneous Amusement & Recreation
464,550	SeaWorld Entertainment, Inc. *	7,084,388	1.14%
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
100,010	Stepan Company	7,842,784	1.26%
State Commercial Banks
207,750	Bryn Mawr Bank Corp.	9,327,975
143,900	Great Southern Bancorp, Inc.	7,302,925
179,699	Heartland Financial USA, Inc.	9,551,002
198,275	Lakeland Financial Corporation	9,531,079
266,247	Southside Bancshares, Inc.	9,140,260
211,790	Stock Yards Bancorp, Inc.	7,613,851
216,490	TriCo Bancshares	8,005,800
		60,472,892	9.73%
Textile Mill Products
319,228	Unifi, Inc. *	11,367,709	1.83%
Truck & Bus Bodies
166,031	Miller Industries, Inc.	4,325,108	0.70%
Truck Trailers
399,930	Wabash National Corporation	10,330,192	1.66%
Water, Sewer, Pipeline, Comm & Power Line Construction
363,014	Primoris Services Corporation	9,438,364	1.52%
Water Supply
73,282	SJW Corp.	4,385,195	0.71%
Wholesale - Beer, Wine & Distilled Alcoholic Beverages
119,680	MGP Ingredients, Inc.	10,716,147	1.73%
Wholesale - Durable Goods
315,000	School Specialty, Inc. *	5,355,000	0.86%
Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
330,120	Houston Wire & Cable Company *	2,310,840	0.37%
Wholesale - Farm Product Raw Materials
168,617	The Andersons, Inc.	5,749,840	0.93%
Wood Household Furniture, (No Upholstered)
146,290	Bassett Furniture Industries Inc.	4,966,546	0.80%
Total for Common Stocks (Cost $448,311,489)		624,180,454	100.49%
Total Investment Securities		624,180,454	100.49%
	(Cost $448,311,489)
Liabilities in Excess of Other Assets		(3,058,631)	-0.49%
Net Assets		$621,121,823	100.00%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2018 Annual Report 8

Walthausen Small Cap Value Fund

Statement of Assets and Liabilities
January 31, 2018

Assets:
Investment Securities at Fair Value	$624,180,454
(Cost $448,311,489)
Receivable for Shareholder Subscriptions	301,270
Receivable for Dividends	129,274
Total Assets	624,610,998
Liabilities:
Payable to Custodian	1,321,894
Payable for Securities Purchased	311,617
Payable for Shareholder Redemptions	1,162,195
Payable to Advisor for Management Fees (Note 4)	551,298
Payable to Advisor for Service Fees (Note 4)	142,171
Total Liabilities	3,489,175
Net Assets	$621,121,823

Net Assets Consist of:
Paid In Capital	$433,537,071
Accumulated Undistributed Net Investment Income (Loss)	(422,370)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	12,138,157
Unrealized Appreciation (Depreciation) in Value of Investments
Based on Identified Cost - Net	175,868,965
Net Assets, for 26,019,100 Shares Outstanding	$621,121,823
(Unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($621,121,823/26,019,100 shares)	$23.87
Redemption Price Per Share ($23.87 * 0.98) (Note 2)	$23.39

Statement of Operations
For the fiscal year ended January 31, 2018

Investment Income:
Dividends (Net of foreign withholding tax of $8,771)	$5,852,567
Total Investment Income	5,852,567
Expenses:
Management Fees (Note 4)	6,233,907
Service Fees (Note 4)	1,635,084
Total Expenses	7,868,991

Net Investment Income (Loss)	(2,016,424)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	35,906,668
Net Change in Unrealized Appreciation (Depreciation) on Investments	44,298,472
Net Realized and Unrealized Gain (Loss) on Investments	80,205,140

Net Increase (Decrease) in Net Assets from Operations	$78,188,716

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 9

Walthausen Small Cap Value Fund

Statements of Changes in Net Assets
	2/1/2017	2/1/2016
	to	to
	1/31/2018	1/31/2017
From Operations:
Net Investment Income (Loss)	$(2,016,424)	$(254,520)
Net Realized Gain (Loss) on Investments	35,906,668	44,268,890
Net Change in Unrealized Appreciation (Depreciation) on Investments	44,298,472	154,499,529
Net Increase (Decrease) in Net Assets from Operations	78,188,716	198,513,899
From Distributions to Shareholders:
Net Investment Income	-	(340,465)
Net Realized Gain from Investments	(30,699,526)	(17,091,338)
Change in Net Assets from Distributions	(30,699,526)	(17,431,803)
From Capital Share Transactions:
Proceeds From Sale of Shares	86,138,498	113,041,099
Proceeds From Redemption Fees (Note 2)	22,756	15,791
Shares Issued on Reinvestment of Dividends	28,811,199	16,310,780
Cost of Shares Redeemed	(146,914,608)	(199,587,034)
Net Increase (Decrease) from Shareholder Activity	(31,942,155)	(70,219,364)

Net Increase (Decrease) in Net Assets	15,547,035	110,862,732

Net Assets at Beginning of Period	605,574,788	494,712,056
Net Assets at End of Period (Including Accumulated Undistributed
Net Investment Income (Loss) of ($422,370) and ($282,715))	$621,121,823	$605,574,788

Share Transactions:
Issued	3,756,681	6,026,724
Reinvested	1,211,573	721,716
Redeemed	(6,321,151)	(10,558,715)
Net Increase (Decrease) in Shares	(1,352,897)	(3,810,275)
Shares Outstanding Beginning of Period	27,371,997	31,182,272
Shares Outstanding End of Period	26,019,100	27,371,997

Financial Highlights
Selected data for a share outstanding
throughout the period:	2/1/2017		2/1/2016		2/1/2015		2/1/2014		2/1/2013
	to		to		to		to		to
	1/31/2018		1/31/2017		1/31/2016		1/31/2015		1/31/2014
Net Asset Value -
Beginning of Period	$22.12		$15.87		$20.88		$23.08		$20.04
Net Investment Income (Loss) (a)	(0.07)		(0.01)		0.06		(0.02)		(0.06)
Net Gain (Loss) on Investments
(Realized and Unrealized) (b)	2.99		6.90		(3.25)		0.93		4.29
Total from Investment Operations	2.92		6.89		(3.19)		0.91		4.23
Distributions (From Net Investment Income)	-		(0.01)		(0.05)		-		-
Distributions (From Realized Capital Gains)	(1.17)		(0.63)		(1.77)		(3.11)		(1.19)
Total Distributions	(1.17)		(0.64)		(1.82)		(3.11)		(1.19)
Proceeds from Redemption Fees (Note 2)	-	+	-	+	-	+	-	+	-	+
Net Asset Value -
End of Period	$23.87		$22.12		$15.87		$20.88		$23.08
Total Return (c)	13.22%		43.33%		(16.27)%		3.23%		20.82%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$621,122		$605,575		$494,712		$827,771		$831,568
Ratio of Expenses to Average Net Assets	1.26%		1.27%		1.25%		1.23%		1.24%
Ratio of Net Investment Income (Loss) to
Average Net Assets	-0.32%		-0.05%		0.27%		-0.09%		-0.24%
Portfolio Turnover Rate	45.20%		39.17%		53.20%		69.42%		69.87%

+ Amount calculated is less than $0.005.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 10

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SMALL CAP VALUE FUND
January 31, 2018

1.) ORGANIZATION
Walthausen Small Cap Value Fund (the “Fund”) was organized as a diversified series of the Walthausen Funds (the “Trust”) on January 14, 2008. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on February 1, 2008. As of January 31, 2018, there were two series authorized by the Trust. The Fund’s investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

After December 31, 2012, the Fund closed to new investors. However, the Board of Trustees of the Trust (the “Board” or “Trustees”) approved the re-opening of the Fund to new investors and new accounts effective March 1, 2016.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended January 31, 2018, the Fund did not incur any interest or penalties.

SHARE VALUATION
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the fiscal year ended January 31, 2018, proceeds from redemption fees amounted to $22,756.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences

2018 Annual Report 11

Notes to Financial Statements - continued

are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund. These adjustments were primarily related to the reclassification of net investment loss, partnership adjustments, and the use of equalization for tax purposes.

Paid In Capital	$3,493,269
Accumulated Undistributed Net Investment Income (Loss)	$1,876,769
Accumulated Undistributed Realized Gain (Loss) on Investments – Net	($5,370,038)

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs tax reporting document. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

2018 Annual Report 12

Notes to Financial Statements - continued

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, including MLPs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at the net asset value and are classified as level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$624,180,454	$0	$0	$624,180,454
Total	$624,180,454	$0	$0	$624,180,454

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the fiscal year ended January 31, 2018.

The following table shows transfers between level 1 and level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$5,355,000	-	-	$5,355,000

Financial assets were transferred from level 2 to level 1 when the underlying position was actively traded on January 31, 2018. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in any derivative instruments during the fiscal year ended January 31, 2018.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS
The Trust, on behalf of the Fund, has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Board, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor received an investment management fee equal to 1.00% of the average daily net assets of the Fund.

Under the terms of the Services Agreement between the Trust, on behalf of the Fund, and the Advisor (the “Services Agreement”), the Advisor is obligated to pay the operating expenses of the Fund excluding management fees, any 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and

2018 Annual Report 13

Notes to Financial Statements - continued

expenses of acquired funds, extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers. For its services, the Advisor receives service fees equal to an annual rate of 0.45% of the Fund’s average daily net assets up to $100 million, 0.25% of the Fund’s average daily net assets between $100 million and $500 million, and 0.15% of such assets in excess of $500 million.

For the fiscal year ended January 31, 2018, the Advisor earned management fees totaling $6,233,907, of which $551,298 was due to the Advisor at January 31, 2018. For the same period, the Advisor earned service fees of $1,635,084, of which $142,171 was due to the Advisor at January 31, 2018.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid $4,000, for a total of $12,000, in Trustees’ fees plus travel and related expenses for the fiscal year ended January 31, 2018 for their services to the Fund. The Advisor pays these fees pursuant to the Services Agreement.

5.) PURCHASES AND SALES OF SECURITIES
For the fiscal year ended January 31, 2018, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $269,090,768 and $303,854,011, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

6.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2018, Charles Schwab & Co., Inc. located at 101 Montgomery Street, San Francisco, California, for the benefit of its clients, and NFS, LLC located at 200 Liberty Street, New York, New York, for the benefit of its clients, held, in aggregate, 29.54% and 52.70%, respectively, of the shares of the Fund, and therefore each may be deemed to control the Fund.

7.) TAX MATTERS
For Federal income tax purposes, the cost of investments owned at January 31, 2018 was $450,797,477. At January 31, 2018, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$194,170,757	($20,787,780)	$173,382,977

The tax character of distributions was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2018	January 31, 2017
Ordinary Income .	$ –	$ 315,160
Long-Term Capital Gain	30,699,526	17,116,643
	$ 30,699,526	$ 17,431,803

As of January 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Other accumulated losses	$(422,370)
Undistributed long-term capital gains	14,624,145
Unrealized appreciation on investments – net	173,382,977
$187,584,752

The differences between book basis and tax basis are primarily attributable to the tax deferral of wash sales and partnership adjustments. As of January 31, 2018, the Fund deferred late-year ordinary losses of $422,370, which is included in other accumulated losses.

8.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2018 Annual Report 14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Walthausen Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Walthausen Small Cap Value Fund (the “Fund”), a series of Walthausen Funds, as of January 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of January 31, 2018, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for the Walthausen Funds since 2008.

COHEN & COMPANY, LTD.
Cleveland, Ohio
March 21, 2018

2018 Annual Report 15

ADDITIONAL INFORMATION
January 31, 2018
(UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
On January 22, 2018, the Board of Trustees (the “Trustees” or the “Board”) considered the renewal of the Management Agreement (the “Agreement”) between the Trust and the Advisor (or “Management”), on behalf of the Walthausen Small Cap Value Fund (“Small Cap” or “Fund”). In reviewing the Agreement, the Board received materials from the Advisor addressing the following factors: (i) the investment performance of the Fund and the Advisor; (ii) the nature, extent and quality of the services provided by the Advisor to the Fund; (iii) the cost of the services provided and the profits realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Board met with representatives of the Advisor to discuss the terms of the Agreement. The Board reviewed the history of the Advisor, including background and investment management experience, as well as the Fund’s performance since inception, important factors relating to the Fund’s performance, the Advisor’s investment and research strategy, the Advisor’s strength of personnel, and expected expenses and revenue from the Fund.

As to the performance of Small Cap, the materials included information regarding the Fund’s performance compared to a peer group of similar funds as well as the overall Morningstar Small Value category and the Russell 2000® Value Index. The Trustees discussed that the data showed the Fund outperformed the index for the 1-year period ended December 31, 2017 as well as its peer group and Morningstar category average for the same period. The data also showed that while the Fund underperformed its peer group, category and the index for the period of 5-years, it outperformed the index since inception through the period ended December 31, 2017. The Board noted that the Fund’s long-term performance continued to be very strong. Based on this review, the Independent Trustees concluded that the performance of the Advisor with respect to the Fund was acceptable.

As to the nature, extent and quality of the services provided by the Advisor, the Board analyzed the Advisor’s experience and capabilities. The Board discussed the Advisor’s financial condition, the portfolio manager’s background and investment management experience. The Board was pleased with the depth of the advisory team and with the personnel resources of the Advisor. The representatives of the Advisor reviewed and discussed with the Board the Advisor’s ADV and the Rule 17j-1 Code of Ethics certifications. The Board discussed the quality of the Advisor’s compliance efforts. The Board also reviewed the Advisor’s financial condition. The Board concluded that the nature and extent of the services provided by the Advisor were consistent with their expectations. The Independent Trustees emphasized that they continued to be very pleased with the quality and value of the services provided by the Advisor, its focus on compliance, the quality of personnel, and its overall communication with the Board.

As to the cost of the services provided and the profits realized by the Advisor and its affiliates from the relationship with the Fund, it was noted that the Advisor is paying substantially all ordinary operating expenses of the Fund pursuant to the Services Agreement. Additionally, the Advisor provides the Fund with officers, including the CCO, marketing support and office space. The Board discussed that, under the Services Agreement, the Fund pays a fee at an annual rate of 0.45% on the Fund’s average daily net assets up to $100 million, net assets between $100 million and $500 million are charged 0.25%, and the Services Agreement fee for average daily net assets in excess of $500 million is reduced to 0.15% . The Board reviewed the revenue and expenses related to the Services Agreement noting that there had been a slight loss to the Advisor during the year. The Board reviewed a summary of the Advisor’s profitability resulting from the services provided to Small Cap under the Agreement. The analysis showed the net profits from portfolio advisory services as well as the net profits overall. As part of the discussion by the Trustees, it was noted that a portion of the amounts paid to broker dealers were allocated as sub-transfer agency/shareholder servicing services that were provided by the broker dealers to the shareholders of the Fund, pursuant to the Services Agreement between the Advisor and the Fund, while the balance of the compensation paid to the broker dealers was paid by the Advisor from its own legitimate profits. The Board considered the Management Practice Inc. study regarding investment management

2018 Annual Report 16

Additional Information (Unaudited) - continued

firm profitability. The Board concluded that the Advisor’s profitability was at an acceptable level, particularly in light of the extent and quality of the services being provided to the Fund, the quality of the Advisor’s research process, and the Advisor’s focus on compliance. The Board noted that overall the Advisor was properly incentivized to provide high quality services and value to the benefit of shareholders.

Turning to the level of expenses, the Board reviewed a comparative analysis of advisory fees and expense ratios based on publicly available data that was drawn from its peer group. The data showed that the Fund’s net expense ratio was higher than the average net expense ratio for the peer group, but within the range of its peers. The Board also noted that the Fund’s net expense ratio was below the Morningstar category average. Additionally, it was noted that the management fee was above the peer group average and Morningstar category average, but also within the range of its peers. The Trustees reviewed information regarding fees charged by the Advisor for other client relationships. The Trustees discussed the soft dollar benefits that the Advisor receives from Fund trades. The Independent Trustees recognized that the fees may be higher than average, but concluded that when viewed in terms of the overall services provided, the fees were reasonable.

As for potential economies of scale, the Board discussed and considered information regarding whether economies of scale had been realized with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Advisor agreed to breakpoints to the Services Agreement, therefore, as the Fund grows shareholders benefit from economies of scale. Additionally, the Trustees considered that from December 31, 2012 through February 29, 2016, the Fund was closed to new investors with certain exceptions, but that effective March 1, 2016, the Board had approved re-opening the Fund to new investors. Therefore, Fund assets can grow through appreciation and shareholder subscription. The Trustees concluded that the breakpoints in the Services Agreement provide appropriate economies of scale to the shareholder. They concluded that breakpoints in the advisory fee were not necessary at this time.

Next, the Independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust were excused during this discussion.

Upon reconvening the meeting, the Independent Trustees reported that after further consideration, they were pleased with the performance of the Advisor. It was the consensus of the Trustees, including the Independent Trustees, that renewal of the Agreement would be in the best interests of the Fund and its shareholders.

2018 Annual Report 17

TRUSTEES AND OFFICERS
(Unaudited)

The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified.

The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

			Principal	Number of	Other
Name, Address(1),	Position	Length of	Occupation(s)	Portfolios	Directorships
and Year of Birth	with the	Time Served	During	Overseen	Held By
	Trust		Past 5 Years	By Trustee	Trustee

John B. Walthausen Sr.(2)	President	Since 2007	Managing Director, Walthausen &	2	None
Year of Birth: 1945	and Trustee		Co., LLC 9/1/07 to Present.

Mark L. Hodge	Secretary	Since 2008	Chief Compliance Officer (2007 to	N/A	N/A
Year of Birth: 1958	and Chief		Present) and Managing Director
	Compliance		(2013 to Present), Walthausen &
	Officer		Co., LLC.

Stanley M. Westhoff Jr.	Treasurer	Since 2011	Equity Analyst (2007 to Present)	N/A	N/A
Year of Birth: 1969			and Managing Director (2013 to
Present), Walthausen & Co.,
LLC.

(1) The address of each Trustee and Officer is c/o Walthausen Funds, 2691 Route 9, Suite 102, Malta, NY 12020.
(2) John B. Walthausen is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940,
as amended, by virtue of his affiliation with the Advisor.

Independent Trustees

			Principal	Number of	Other
Name, Address(1),	Position	Length of	Occupation(s)	Portfolios	Directorships
and Year of Birth	with the	Time Served	During	Overseen	Held By
	Trust		Past 5 Years	By Trustee	Trustee

Edward A. LaVarnway	Independent	Since 2008	Retired as of 5/10/13. Executive	2	None
Year of Birth: 1951	Trustee		Director, Fredric Remington Art
Museum, 8/15/05 to 5/10/13.

Hany A. Shawky	Independent	Since 2009	Professor of Finance at the University	2	None
Year of Birth: 1947	Trustee		at Albany, N.Y. Oct. 2007 to present.

John P. Mastriani	Independent	Since	Executive Vice President of The Ayco	2	None
Year of Birth: 1952	Trustee	July 2014	Company, L.P. (“Ayco”) a Goldman
Sachs Company that provides finan-
cial consulting and education ser-
vices, May 2012-March 2014. Senior
Vice President of Ayco, December
2003-May 2012.

(1) The address of each Trustee is c/o Walthausen Funds, 2691 Route 9, Suite 102, Malta, NY 12020.

The Statement of Additional Information contains additional and more detailed information about the Trustees and is available without charge by calling the transfer agent at 1-888-925-8428.

2018 Annual Report 18

Board of Trustees
Edward A. LaVarnway
John P. Mastriani
Hany A. Shawky
John B. Walthausen

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
US Bank, N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Ultimus Fund Solutions, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Walthausen
Small Cap Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SMALL CAP VALUE FUND
2691 Route 9, Suite 102
Malta, NY 12020

WALTHAUSEN SELECT VALUE FUND
INSTITUTIONAL CLASS   TICKER WSVIX
RETAIL CLASS   TICKER WSVRX
R6 CLASS   TICKER WRSIX
For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT
January 31, 2018

Walthausen Select Value Fund
Annual Report
January 31, 2018

Dear Fellow Shareholders:

The fiscal year, which ended January 31, 2018, was an exciting period for the US equity markets and for our Select Value Fund. The Fund provided a return of 19.23% (Institutional Class) for the period which compared very well to the 11.14% that our benchmark, the Russell 2500 Value Index, returned. In 2016 value stocks beat growth stocks and small cap stocks did much better than large. Will this reverse again so that small cap value is the place to be? Perhaps, but the fashions which can drive investor decisions on asset allocation are not predictable.

About half of our outperformance can be attributed to fortuitous allocations across the industry sectors. We generally eschew investing in Real Estate Investment Trusts. Because they returned virtually nothing for the year and account for almost 15% of the benchmark, our absence was rewarded. We are not enamored with these vehicles and although our absence has created a current benefit, we will almost certainly miss out when they do eventually perform.

We also benefited from being less invested in Energy stocks. Again, our absence was rewarded as it was the worst performing sector. We believe that oil and gas stocks get interesting when energy prices are low enough to discourage drilling. This causes reductions in production, tightens supplies and prices begin to improve. This happened pretty quickly this time as the rapid depletion rates of the shale oil wells and the improving techniques made drilling in the US more attractive. We used this occurrence to move into some of those names late in the year.

In total, our biggest gains came from overweight positions and favorable selections in the Industrial and Materials sectors. We were correct in recognizing a number of well positioned companies in those sectors. The top five performers were diversified throughout different industries. These included Rogers Corp. (ROG), a premium maker of proprietary materials use in advanced electronics, particularly wireless handsets; Winnebago (WGO), the well-known maker of motor homes; and First Cash (FSFC), a chain of pawn shops. We maintained positions in our top ten performing companies with only one exception, DST Systems (DST), which is being acquired.

Our detractors were also from diverse industries and included: Vista Outdoor (VSTO), a sporting goods maker; Oceaneering International (OII), an oil services company; and Electronics For Imaging (EFII), a leader in digital printing technology. Over the course of the year we exited half of the ten poorest performers.

As we focus on the current year we are pleased with the pace of global economic growth and how it is creating a favorable impact on the US economy. We believe that the economy is reaching the point where economic growth translates into higher wages and increases in capital spending. We are hopeful, but not entirely convinced, that this will translate into improving productivity. We are monitoring whether higher wages will lead to serious inflationary pressure. High valuations continue to be a concern and we believe that stocks may be vulnerable to downside pressure as interest rates rise this year.

Our discipline in the execution of our process is unchanged. We believe the application of rigorous fundamental analysis in the evaluation of a company’s drivers for value creation is what will continue to offer us the opportunity to perform. We are more selective than ever before

2018 Annual Report 1

and continue to focus on selecting stocks where we discover potential value that is not currently reflected in the stock price. We remain fully invested with your capital in forty diverse companies where our examination of the evidence suggests that there is value that can be realized over the next several years. Looking at the specific holdings, we believe that we are well positioned for the current year.

Thank you for your continued support.

Sincerely,

John B. Walthausen, CFA
Chief Investment Officer, Portfolio Manager

Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-925-8428.

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain a copy of the Fund’s prospectus, please visit our website at www.walthausenfunds.com or call 1-888-925-8428 and a copy will be sent to you free of charge. Distributed by Rafferty Capital Markets, LLC – Garden City, NY 11530.

2018 Annual Report 2

WALTHAUSEN SELECT VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

1/31/18 Institutional Class NAV $19.22
1/31/18 Retail Class NAV $19.00
1/31/18 R6 Class NAV $19.29

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JANUARY 31, 2018

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Walthausen Select Value Fund - Institutional Class	19.23%	10.24%	11.96%	11.73%
Walthausen Select Value Fund - Retail Class	18.87%	9.93%	11.68%	11.45%
Russell 2500® Value Index(B)	11.14%	10.70%	12.07%	11.54%

		Since
	1 Year(A)	Inception(A)
Walthausen Select Value Fund - R6 Class	19.32%	29.88%
Russell 2500® Value Index(B)	11.14%	21.33%

Annual Fund Operating Expense Ratios (from 6/1/17 Prospectus & Supplement):
                               Institutional Class - Gross 1.36%, Net 1.11%
                               Retail Class - 1.36%
                               R6 Class - Gross 1.36%, Net 0.99%

The Advisor reimbursed and/or waived certain expenses of the Fund’s Institutional, Retail, and R6 Classes. Absent these arrangements, the performance of the Classes would have been lower.

The Fund’s expense ratio for the fiscal year ended January 31, 2018 can be found in the financial highlights included in this report.

The Annual Fund Operating Expense Ratios reported above may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A)1 Year, 3 Years, 5 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Select Value Fund Institutional and Retail Classes was December 27, 2010. Class R6 commenced operations on November 1, 2016.

(B)The Russell 2500® Value Index (whose composition is different from that of the Fund) measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set and that the represented companies continue to reflect value characteristics.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428. THE FUND’S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2018 Annual Report 3

WALTHAUSEN SELECT VALUE FUND (Unaudited)

                                                          WALTHAUSEN SELECT VALUE FUND
                                                                    by Sectors as of January 31, 2018
                                                                (as a percentage of Total Investments)

2018 Annual Report 4

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the SEC’s website at http://www.sec.gov.

EXPENSE EXAMPLE
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as redemption fees and IRA maintenance fees, and (2) ongoing costs, including management fees, service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on August 1, 2017 and held through January 31, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Additionally, although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Ultimus Fund Solutions, LLC, the Fund’s transfer agent. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. You will be charged an annual maintenance fee of $15 for each tax deferred account you have with the Fund (“IRA maintenance fees”). To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes management fees, service fees and other Fund expenses. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, IRA maintenance fees

2018 Annual Report 5

described above or expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	August 1, 2017
	August 1, 2017	January 31, 2018	January 31, 2018

Actual	$1,000.00	$1,125.79	$5.89

Hypothetical	$1,000.00	$1,019.66	$5.60
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the aver- age account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Retail Class
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	August 1, 2017
	August 1, 2017	January 31, 2018	January 31, 2018

Actual	$1,000.00	$1,124.42	$7.23

Hypothetical	$1,000.00	$1,018.40	$6.87
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the aver- age account value over the period, multiplied by 184/365 (to reflect the one-half year period).

R6 Class
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	August 1, 2017
	August 1, 2017	January 31, 2018	January 31, 2018

Actual	$1,000.00	$1,126.19	$5.25

Hypothetical**	$1,000.00	$1,020.27	$4.99
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98%, multiplied by the aver- age account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2018 Annual Report 6

Walthausen Select Value Fund
		Schedule of Investments
		January 31, 2018
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Aircraft & Parts
64,490	Triumph Group, Inc.	$1,879,883	2.41%
Arrangement of Transportation of Freight & Cargo
43,480	Hub Group, Inc. - Class A *	2,089,214	2.68%
Blankbooks, Looseleaf Binders & Bookbinding & Related Work
27,760	Deluxe Corporation	2,061,735	2.65%
Books: Publishing or Publishing & Printing
32,020	John Wiley & Sons, Inc. - Class A *	2,030,068	2.61%
Computer Communications Equipment
36,050	Electronics For Imaging, Inc. *	1,054,102	1.35%
Converted Paper & Paperboard Products (No Containers/Boxes)
17,470	Avery Dennison Corp.	2,143,220	2.75%
Crude Petroleum & Natural Gas
166,000	Callon Petroleum Company *	1,884,100
34,020	Energen Corporation *	1,776,865
		3,660,965	4.70%
Cutlery, Handtools & General Hardware
35,920	Simpson Manufacturing Co., Inc.	2,109,941	2.71%
Deep Sea Foreign Transportation of Freight
9,145	Dorian LPG Ltd. *	69,868
41,280	SEACOR Holdings Inc. *	1,922,822
		1,992,690	2.56%
Electrical Work
25,660	EMCOR Group, Inc.	2,085,645	2.68%
Electronic Components & Accessories
95,280	Vishay Intertechnology Inc.	2,091,396	2.68%
Fats & Oils
119,480	Darling Ingredients Inc. *	2,215,159	2.84%
Fire, Marine & Casualty Insurance
18,930	American Financial Group	2,145,526
32,360	AMERISAFE, Inc.	1,965,870
		4,111,396	5.29%
Industrial Organic Chemicals
19,480	Westlake Chemical Corporation	2,193,448	2.82%
Life Insurance
19,920	Primerica, Inc.	2,011,920	2.58%
Miscellaneous Electrical Machinery, Equipment & Supplies
25,440	Energizer Holdings, Inc.	1,481,117	1.90%
Miscellaneous Industrial & Commercial Machinery & Equipment
24,630	Moog Inc. - Class A *	2,218,178	2.85%
Miscellaneous Products of Petroleum & Coal
85,460	Valvoline Inc.	2,106,589	2.70%
Motor Homes
37,040	Winnebago Industries, Inc.	1,683,468	2.16%
Office Furniture (No Wood)
142,400	Steelcase Inc. - Class A	2,214,320	2.84%
Operative Builders
58,686	M.D.C. Holdings, Inc.	1,978,305	2.54%
Ordnance & Accessories, (No Vehicles/Guided Missiles)
98,150	Vista Outdoor Inc. *	1,486,972	1.91%
Plastic Materials, Synth Resins & Nonvulcan Elastomers
12,010	Rogers Corporation *	1,979,008	2.54%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2018 Annual Report 7

Walthausen Select Value Fund
		Schedule of Investments
		January 31, 2018
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Plastics Products, NEC
20,490	AptarGroup, Inc.	$1,791,236	2.30%
Pumps & Pumping Equipment
39,110	ITT Inc.	2,190,160	2.81%
Radio & TV Broadcasting & Communications Equipment
41,550	Loral Space & Communications Inc. *	1,938,308	2.49%
Retail - Miscellaneous Retail
30,000	FirstCash, Inc.	2,193,000	2.81%
Semiconductors & Related Devices
187,220	Amkor Technology, Inc. *	1,883,433	2.42%
Services - Equipment Rental & Leasing, NEC
44,640	McGrath RentCorp	2,133,792	2.74%
Services - Hospitals
41,070	Encompass Health Corporation	2,173,424	2.79%
Services - Miscellaneous Amusement & Recreation
141,980	SeaWorld Entertainment, Inc. *	2,165,195	2.78%
Special Industry Machinery, NEC
112,300	Milacron Holdings Corp. *	2,130,331	2.73%
State Commercial Banks
24,550	Bank of Hawaii Corporation	2,054,099
36,951	Commerce Bancshares, Inc.	2,162,003
90,290	CVB Financial Corp.	2,112,786
		6,328,888	8.13%
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
89,910	Commercial Metals Company	2,161,436	2.77%
Tires & Inner Tubes
62,630	The Goodyear Tire & Rubber Company	2,180,777	2.80%
Transportation Services
32,580	GATX Corporation	2,317,741	2.97%
Water Supply
12,474	American States Water Company	688,814	0.88%
Total for Common Stocks (Cost $62,416,089)		81,155,274	104.17%
Total Investment Securities		81,155,274	104.17%
	(Cost $62,416,089)
Liabilities in Excess of Other Assets		(3,247,251)	-4.17%
Net Assets		$77,908,023	100.00%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2018 Annual Report 8

Walthausen Select Value Fund

Statement of Assets and Liabilities
January 31, 2018
Assets:
Investment Securities at Fair Value	$81,155,274
(Cost $62,416,089)
Receivable for Dividends	17,140
Receivable for Shareholder Subscriptions	1,321
Total Assets	81,173,735
Liabilities:
Payable to Custodian	2,779,217
Payable for Securities Purchased	316,431
Payable for Shareholder Redemptions	88,448
Payable to Advisor for Management Fees (Note 4)	65,329
Payable to Advisor for Service Fees (Note 4)	16,287
Total Liabilities	3,265,712
Net Assets	$77,908,023
Net Assets Consist of:
Paid In Capital	$56,287,596
Accumulated Undistributed Net Investment Income (Loss)	(9,258)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	2,890,500
Unrealized Appreciation (Depreciation) in Value of Investments
Based on Identified Cost - Net	18,739,185
Net Assets	$77,908,023

Institutional Class
Net Assets	$68,954,876
Shares Outstanding
(Unlimited shares authorized)	3,587,070
Net Asset Value and Offering Price Per Share	$19.22
Redemption Price Per Share ($19.22 x 0.98) (Note 2)	$18.84

Retail Class
Net Assets	$8,429,957
Shares Outstanding
(Unlimited shares authorized)	443,712
Net Asset Value and Offering Price Per Share	$19.00
Redemption Price Per Share ($19.00 x 0.98) (Note 2)	$18.62

R6 Class
Net Assets	$523,190
Shares Outstanding
(Unlimited shares authorized)	27,118
Net Asset Value and Offering Price Per Share	$19.29
Redemption Price Per Share ($19.29 x 0.98) (Note 2)	$18.90

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 9

Walthausen Select Value Fund

Statement of Operations
For the fiscal year ended January 31, 2018

Investment Income:
Dividends	$1,345,636
Total Investment Income	1,345,636
Expenses:
Management Fees (Note 4)	749,386
Service Fees (Note 4)	374,694
Total Expenses	1,124,080
Less: Waived Service Fees (Note 4)	(129,825)
Net Expenses	994,255
Net Investment Income (Loss)	351,381
Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	10,131,936
Net Change In Unrealized Appreciation (Depreciation) on Investments	4,057,178
Net Realized and Unrealized Gain (Loss) on Investments	14,189,114
Net Increase (Decrease) in Net Assets from Operations	$14,540,495

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 10

Walthausen Select Value Fund

Statements of Changes in Net Assets
	2/1/2017	2/1/2016
	to	to
	1/31/2018	1/31/2017
From Operations:
Net Investment Income (Loss)	$351,381	$301,957
Net Realized Gain (Loss) on Investments	10,131,936	(670,946)
Net Change in Unrealized Appreciation (Depreciation) on Investments	4,057,178	19,722,645
Increase (Decrease) in Net Assets from Operations	14,540,495	19,353,656
From Distributions to Shareholders:
Net Investment Income
Institutional Class	(457,322)	(147,842)
Retail Class	(38,076)	(97,087)
R6 Class *	(3,138)	(12)
Net Realized Gain from Investments
Institutional Class	(200,053)	-
Retail Class	(22,110)	-
R6 Class *	(1,458)	-
Change in Net Assets from Distributions	(722,157)	(244,941)
From Capital Share Transactions:
Proceeds From Sale of Shares
Institutional Class	49,288,539	8,720,732
Retail Class	596,452	14,968,075
R6 Class *	507,392	5,000
Proceeds From Redemption Fees (Note 2)
Institutional Class	13,754	1,945
Retail Class	245	1,045
R6 Class *	-	-
Shares Issued on Reinvestment of Dividends
Institutional Class	654,917	147,314
Retail Class	59,788	97,060
R6 Class *	4,596	12
Cost of Shares Redeemed
Institutional Class	(27,461,477)	(31,032,528)
Retail Class	(47,590,559)	(11,903,942)
R6 Class *	(69,470)	-
Net Increase (Decrease) from Shareholder Activity	(23,995,823)	(18,995,287)
Net Increase (Decrease) in Net Assets	(10,177,485)	113,428
Net Assets at Beginning of Period	88,085,508	87,972,080
Net Assets at End of Period (Including Accumulated Undistributed	$77,908,023	$88,085,508
Net Investment Income (Loss) of ($9,258) and $111,683, respectively)
Share Transactions:
Issued
Institutional Class	2,937,076	620,086
Retail Class	33,676	1,055,033
R6 Class *	30,075	355
Reinvested
Institutional Class	34,929	9,093
Retail Class	3,227	6,051
R6 Class *	244	1
Redeemed
Institutional Class	(1,546,821)	(2,121,364)
Retail Class	(2,880,757)	(819,992)
R6 Class *	(3,557)	-
Net Increase (Decrease) in Shares	(1,391,908)	(1,250,737)

* R6 Class commenced operations on November 1, 2016. The accompanying notes are an integral part of these financial statements.

2018 Annual Report 11

Walthausen Select Value Fund

Financial Highlights - Institutional Class
Selected data for a share outstanding throughout the period:	2/1/2017		2/1/2016		2/1/2015		2/1/2014		2/1/2013
	to		to		to		to		to
	1/31/2018		1/31/2017		1/31/2016		1/31/2015		1/31/2014
Net Asset Value -
Beginning of Period	$16.26		$13.19		$14.70		$15.19		$12.01
Net Investment Income (Loss) (a)	0.10		0.06		0.08		0.17		(0.01)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	3.02		3.08		(1.42)		0.10		3.54
Total from Investment Operations	3.12		3.14		(1.34)		0.27		3.53
Distributions (From Net Investment Income)	(0.11)		(0.07)		(0.07)		(0.14)		-
Distributions (From Capital Gains)	(0.05)		-		(0.10)		(0.62)		(0.35)
Total Distributions	(0.16)		(0.07)		(0.17)		(0.76)		(0.35)
Proceeds from Redemption Fee (Note 2)	-	+	-	+	-	+	-	+	-	+
Net Asset Value -
End of Period	$19.22		$16.26		$13.19		$14.70		$15.19
Total Return (c)	19.23%		23.78%		(9.23)%		1.57%		29.31%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$68,955		$35,158		$48,191		$46,778		$30,600
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.35%		1.42%		1.45%		1.45%		1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.33%		0.19%		0.31%		0.83%		-0.33%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.10%		1.17%		1.20%		1.20%		1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.58%		0.44%		0.56%		1.08%		-0.08%
Portfolio Turnover Rate	63.12%		62.38%		62.54%		75.83%		77.67%

Financial Highlights - Retail Class
Selected data for a share outstanding throughout the period:	2/1/2017		2/1/2016		2/1/2015		2/1/2014		2/1/2013
	to		to		to		to		to
	1/31/2018		1/31/2017		1/31/2016		1/31/2015		1/31/2014
Net Asset Value -
Beginning of Period	$16.10		$13.06		$14.57		$15.05		$11.94
Net Investment Income (Loss) (a)	0.03		0.03		0.05		0.16		(0.05)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	3.00		3.04		(1.42)		0.09		3.51
Total from Investment Operations	3.03		3.07		(1.37)		0.25		3.46
Distributions (From Net Investment Income)	(0.08)		(0.03)		(0.04)		(0.11)		-
Distributions (From Capital Gains)	(0.05)		-		(0.10)		(0.62)		(0.35)
Total Distributions	(0.13)		(0.03)		(0.14)		(0.73)		(0.35)
Proceeds from Redemption Fee (Note 2)	-	+	-	+	-	+	-	+	-	+
Net Asset Value -
End of Period	$19.00		$16.10		$13.06		$14.57		$15.05
Total Return (c)	18.87%		23.50%		(9.50)%		1.46%		28.89%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$8,430		$52,922		$39,781		$26,091		$4,802
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.35%		1.42%		1.45%		1.45%		1.47%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.16%		0.19%		0.31%		0.98%		-0.37%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.35%		1.42%		1.45%		1.45%		1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.16%		0.19%		0.31%		0.98%		-0.35%
Portfolio Turnover Rate	63.12%		62.38%		62.54%		75.83%		77.67%

+ Amount less than $0.005 per share.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 12

Walthausen Select Value Fund

Financial Highlights - R6 Class
Selected data for a share outstanding throughout the period:	2/1/2017	11/1/2016*
	to	to
	1/31/2018	1/31/2017
Net Asset Value -
Beginning of Period	$16.30	$14.06
Net Investment Income (Loss) (a)	0.14	0.03
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	3.01	2.24
Total from Investment Operations	3.15	2.27
Distributions (From Net Investment Income)	(0.11)	(0.03)
Distributions (From Capital Gains)	(0.05)	-
Total Distributions	(0.16)	(0.03)
Proceeds from Redemption Fee (Note 2)	-	-
Net Asset Value -
End of Period	$19.29	$16.30
Total Return (c)	19.32%	16.18%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$523	$6
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	1.35%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.37%	0.48%	***
After Reimbursement
Ratio of Expenses to Average Net Assets	0.98%	0.98%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.74%	0.85%	***
Portfolio Turnover Rate	63.12%	62.38%	**

* Commencement of Class.
** Not Annualized.
*** Annualized.
+ Amount less than $0.005 per share.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the
Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 13

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SELECT VALUE FUND
January 31, 2018

1.) ORGANIZATION
Walthausen Select Value Fund (the “Fund”) was organized as a diversified series of the Walthausen Funds (the “Trust”) on December 1, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on December 27, 2010. As of January 31, 2018, there were two series authorized by the Trust. Class R6 shares commenced operations on November 1, 2016. The Fund currently offers Institutional Class shares, Retail Class shares and R6 Class shares. Prior to January 30, 2013 the Institutional Class was named the Investor Class. The classes differ principally in their respective distribution expenses and arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Prior to June 1, 2013, Retail Class shares of the Fund were subject to Rule 12b-1 distribution fees. While the Fund does not currently charge any Rule 12b-1 distribution fees, the Fund does reserve the right to pay or accrue such fees upon notice to shareholders. The Fund’s investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended January 31, 2018, the Fund did not incur any interest or penalties.

SHARE VALUATION
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the fiscal year ended January 31, 2018, proceeds from redemption fees amounted to $13,754, $245 and $0 for Institutional Class shares, Retail Class shares and R6 Class shares, respectively.

2018 Annual Report 14

Notes to Financial Statements - continued

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deductions. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund. These adjustments were primarily related to partnership adjustments, distribution reclassifications and the use of equalization for tax purposes.

Paid In Capital	$345,176
Accumulated Undistributed Net Investment Income (Loss)	$26,214
Accumulated Realized Gain (Loss) on Investments – Net	($371,390)

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Additionally, the Fund may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits. In such instances, the excess portion of such distributions are classified as a return of capital. Annually, income or loss from each MLP is reclassified upon receipt of the MLP’s tax reporting document. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant

2018 Annual Report 15

Notes to Financial Statements - continued

would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at the net asset value and are classified as level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$81,155,274	$0	$0	$81,155,274
Total	$81,155,274	$0	$0	$81,155,274

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 2 or level 3 assets during the fiscal year ended January 31, 2018. There were no transfers into or out of the levels during the fiscal year ended January 31, 2018. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in any derivative instruments during the fiscal year ended January 31, 2018.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS
The Trust, on behalf of the Fund, has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities,

2018 Annual Report 16

Notes to Financial Statements - continued

equipment and executive personnel necessary for managing the Fund. For its services, the Advisor received an investment management fee equal to 0.90% of the average daily net assets of the Fund. Prior to November 1, 2016, the Advisor received an investment management fee equal to 1.00% of the average daily net assets of the Fund. For the fiscal year ended January 31, 2018, the Advisor earned management fees totaling $749,386, of which $65,329 was due to the Advisor at January 31, 2018.

Under the terms of the Services Agreement between the Trust, on behalf of the Fund, and the Advisor (the “Services Agreement”), the Advisor renders administrative and supervisory services to the Fund, provides the services of a chief compliance officer and assumes and pays all ordinary expenses of the Fund, excluding management fees, any 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of acquired funds, extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers. For its services, the Advisor receives service fees equal to an annual rate of 0.45% of the Fund’s average daily net assets up to $100 million, 0.25% of the Fund’s average daily net assets between $100 million and $500 million, and 0.15% of such assets in excess of $500 million. The Advisor has contractually agreed to waive Services Agreement fees to the extent necessary to maintain total annual operating expenses of the Institutional Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 1.10% of its average daily net assets through May 31, 2018. The Advisor may not terminate the fee waiver before May 31, 2018. Prior to June 1, 2017 the Advisor had contractually agreed to waive, for the Institutional Class shares, 0.25% of the applicable Services Agreement fees for the class’ average daily net assets up to $100 million. Also, the Advisor has contractually agreed to waive Services Agreement fees to the extent necessary to maintain total annual operating expenses of the R6 Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 0.98% of its average daily net assets through May 31, 2018. The Advisor may not terminate the fee waiver before May 31, 2018.

For the fiscal year ended January 31, 2018, the Advisor earned service fees of $374,694, of which $16,287 was due to the Advisor at January 31, 2018. Service fees in the amounts of $128,954 and $871 were waived with no recapture provision for the fiscal year ended January 31, 2018 for the Institutional and R6 Classes, respectively.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid $4,000, for a total of $12,000, in Trustees’ fees plus travel and related expenses for the fiscal year ended January 31, 2018 for their services to the Fund. The Advisor pays these fees pursuant to the Services Agreement.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Advisor for services rendered and expenses borne in connection with brokerage platform fees. This Distribution Plan provides that the Fund may pay the annual rate of up to 0.25% of the average daily net assets of the Fund’s Retail Class shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund’s shares. Effective June 1, 2013, the Fund does not currently pay or accrue any distribution fees for Retail Class shares; however, the Fund reserves the right to pay or accrue such fees in the future upon notice to shareholders.

6.) PURCHASES AND SALES OF SECURITIES
For the fiscal year ended January 31, 2018, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $50,487,196 and $67,198,277, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund under Section 2(a)(9) of the 1940 Act. As of January 31, 2018, NFS, LLC located in New York, New York, each for the benefit of its clients, held,

2018 Annual Report 17

Notes to Financial Statements - continued

in aggregate, 68.90% of the Institutional Class shares of the Fund, and therefore each may be deemed to control the Institutional Class.

8.) TAX MATTERS
For Federal income tax purposes, the cost of investments owned at January 31, 2018 was $62,509,808. At January 31, 2018, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$20,951,875	($2,306,409)	$18,645,466

Distributions paid from Institutional Class:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2018	January 31, 2017
Ordinary Income	$ 372,352	$ 147,842
Long-Term Capital Gain	285,022	–
	$ 657,374	$ 147,842

Distributions paid from Retail Class:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2018	January 31, 2017
Ordinary Income	$ 28,685	$ 97,087
Long-Term Capital Gain	31,501	–
	$ 60,186	$ 97,087

Distributions paid from R6 Class:

	Fiscal Year Ended	November 1, 2016
	January 31, 2018	through January 31, 2017
Ordinary Income	$ 2,519	$ 12
Long-Term Capital Gain	2,078	–
	$ 4,597	$ 12

As of January 31, 2018, the components of distributable earnings on a tax basis were as follows:

Other accumulated losses	$ (9,258)
Undistributed long-term capital gains	2,984,219
Unrealized appreciation on investments – net	18,645,466
$ 21,620,427

The differences between book basis and tax basis are primarily attributable to the tax deferral of wash sales. As of January 31, 2018, the Fund deferred late-year ordinary losses of $9,258, which is included in other accumulated losses.

During the fiscal year ended January 31, 2018, the Fund utilized $5,891,350 in capital loss carryfor-wards.

9.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2018 Annual Report 18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Walthausen Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Walthausen Select Value Fund (the “Fund”), a series of Walthausen Funds, as of January 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of January 31, 2018, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for the Walthausen Funds since 2008.

COHEN & COMPANY, LTD.
Cleveland, Ohio
March 21, 2018

2018 Annual Report 19

ADDITIONAL INFORMATION
January 31, 2018
(UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
On January 22, 2018, the Board of Trustees (the “Trustees” or the “Board”) considered the renewal of the Management Agreement (the “Agreement”) between the Trust and the Advisor (or “Management”), on behalf of the Walthausen Select Value Fund (“Select Value” or the “Fund”). In reviewing the Agreement, the Board received materials from the Advisor addressing the following factors: (i) the investment performance of the Fund and the Advisor; (ii) the nature, extent and quality of the services provided by the Advisor to the Fund; (iii) the cost of the services provided and the profits realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Board met with representatives of the Advisor to discuss the terms of the Agreement. The Board reviewed the history of the Advisor, including background and investment management experience, as well as the Fund’s performance since inception, important factors relating to the Fund’s performance, the Advisor’s investment and research strategy, the Advisor’s strength of personnel, and expected expenses and revenue from the Fund.

As to the performance of Select Value, the materials included information regarding the Fund’s performance compared to a peer group of similar funds as well as the overall Morningstar Small Value category and the Russell 2500® Value Index. The Trustees noted that the data showed that the Fund outperformed its peer group, category and the index for the 1-year period ended December 31, 2017. They noted that the data showed that the Fund underperformed the index while the Fund outperformed its peer group and category for the 5-year period ended December 31, 2017. They also noted that the data showed that the Fund slightly underperformed the index since inception through December 31, 2017. The Advisor discussed the performance of the Fund and noted that it consistently monitors its strategy and investment process and is confident in the long-term performance for the Fund. The Board considered the Fund’s performance along with the outlook and explanations provided by the Advisor and the Advisor’s overall track record. After further discussion, the Independent Trustees concluded that overall the performance of the Advisor with respect to the Fund was acceptable.

As to the nature, extent and quality of the services provided by the Advisor, the Board analyzed the Advisor’s experience and capabilities. The Board discussed the Advisor’s financial condition, the portfolio manager’s background and investment management experience. The Board was pleased with the Advisor’s depth of the advisory team and with the personnel resources of the Advisor. The representatives of the Advisor reviewed and discussed with the Board the Advisor’s ADV and the Rule 17j-1 Code of Ethics certifications. The Board discussed the quality of the Advisor’s compliance efforts. The Board also reviewed the Advisor’s financial condition. The Board concluded that the nature and extent of the services provided by the Advisor were consistent with their expectations. The Independent Trustees emphasized that they continued to be very pleased with the quality and value of the services delivered by the Advisor, its focus on compliance, the quality of personnel, and the overall communication with the Board.

As to the cost of the services provided and the profits realized by the Advisor and its affiliates from the relationship with the Fund, it was noted that the Advisor is paying substantially all ordinary operating expenses of the Fund pursuant to the Services Agreement. Additionally, the Advisor provides the Fund with officers, including the CCO, marketing support and office space. Under the Services Agreement, the Fund pays a fee at an annual rate of 0.45% on the Fund’s average daily net assets up to $100 million, net assets between $100 million and $500 million are charged 0.25%, and Services Agreement fees for average daily net assets in excess of $500 million are reduced to 0.15% . A representative of the Advisor reviewed the revenue and expenses related to the Services Agreement noting that there had been a loss to the Advisor during the year. Also, the Trustees noted that the Advisor had contractually agreed to waive Services Agreement fees to the extent necessary to maintain total annual operating expenses of the Institutional Class Shares and R6 Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs, the cost of acquired funds and extraordinary expenses at 1.10% and 0.98%, respectively of average daily net assets through May 31, 2018. A representative of the Advisor reviewed a summary of the Advisor’s profitability resulting from the services provided to Select Value. The analysis showed that the net profits from portfolio advisory services as well as the net profits overall. A representative of the Advisor discussed the method in which payments to broker dealers had been allocated within the

2018 Annual Report 20

Additional Information (Unaudited) - continued

profitability analysis. He explained that only those payments to broker dealers that were deemed to be attributable to sub-transfer agency/shareholder servicing services had been reflected in the profitability analysis. He explained that any fees which were considered to be distribution related services had been paid by the Advisor from its own legitimate profits. The Board considered the Management Practice Inc. study regarding investment management firm profitability. The Board concluded that the Advisor’s profitability was at an acceptable level, particularly in light of the extent and quality of the services being provided to the Fund. The Board noted that overall the Advisor was properly incentivized to provide robust services.

Turning to the level of expenses, the Board was presented with a comparative analysis of advisory fees and expense ratios based on publicly available data that was drawn from its peer group. They discussed that Institutional Class and R6 Class net expense ratios were below the average net expense ratio for the peer group and the Morningstar category average, while Retail Class net expense ratio was above the average net expense ratios of the peer group and the Morningstar category average, but the Retail Class net expense ratio was noted to be within the range of the peer group. Additionally, the Trustee noted that the management fee was above the peer group average and Morningstar category average, but also within the range of the peer group. The Trustees reviewed information regarding fees charged by the Advisor for other client relationships. The Trustees discussed the soft dollar benefits that the Advisor received from Fund trades. Having considered the comparative data as described above, the Board concluded that the Fund’s management fee and expense ratio were reasonable.

As for potential economies of scale, the Board discussed and considered information regarding whether economies of scale had been realized with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees concluded that the breakpoints in the Services Agreement provide appropriate economies of scale to the shareholder as the Fund grows. They concluded that breakpoints in the advisory fee were not necessary at this time.

Next, the Independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust were excused during this discussion.

Upon reconvening the meeting, the Independent Trustees reported that after further consideration, they were pleased with the performance of the Advisor. It was the consensus of the Trustees, including the Independent Trustees, that renewal of the Agreement would be in the best interests of the Fund and its shareholders.

2018 Annual Report 21

TRUSTEES AND OFFICERS
(Unaudited)

The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified.

The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

			Principal	Number of	Other
Name, Address(1),	Position	Length of	Occupation(s)	Portfolios	Directorships
and Year of Birth	with the	Time Served	During	Overseen	Held By
	Trust		Past 5 Years	By Trustee	Trustee

John B. Walthausen Sr.(2)	President	Since 2007	Managing Director, Walthausen &	2	None
Year of Birth: 1945	and Trustee		Co., LLC 9/1/07 to Present.

Mark L. Hodge	Secretary	Since 2008	Chief Compliance Officer (2007 to	N/A	N/A
Year of Birth: 1958	and Chief		Present) and Managing Director
	Compliance		(2013 to Present), Walthausen &
	Officer		Co., LLC.

Stanley M. Westhoff Jr.	Treasurer	Since 2011	Equity Analyst (2007 to Present)	N/A	N/A
Year of Birth: 1969			and Managing Director (2013 to
Present), Walthausen & Co.,
LLC.

(1) The address of each Trustee and Officer is c/o Walthausen Funds, 2691 Route 9, Suite 102, Malta, NY 12020.
(2) John B. Walthausen is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940,
as amended, by virtue of his affiliation with the Advisor.

Independent Trustees

			Principal	Number of	Other
Name, Address(1),	Position	Length of	Occupation(s)	Portfolios	Directorships
and Year of Birth	with the	Time Served	During	Overseen	Held By
	Trust		Past 5 Years	By Trustee	Trustee

Edward A. LaVarnway	Independent	Since 2008	Retired as of 5/10/13. Executive	2	None
Year of Birth: 1951	Trustee		Director, Fredric Remington Art
Museum, 8/15/05 to 5/10/13.

Hany A. Shawky	Independent	Since 2009	Professor of Finance at the University	2	None
Year of Birth: 1947	Trustee		at Albany, N.Y. Oct. 2007 to present.

John P. Mastriani	Independent	Since	Executive Vice President of The Ayco	2	None
Year of Birth: 1952	Trustee	July 2014	Company, L.P. (“Ayco”) a Goldman
Sachs Company that provides finan-
cial consulting and education ser-
vices, May 2012-March 2014. Senior
Vice President of Ayco, December
2003-May 2012.

(1) The address of each Trustee is c/o Walthausen Funds, 2691 Route 9, Suite 102, Malta, NY 12020.

The Statement of Additional Information contains additional and more detailed information about the Trustees and is available without charge by calling the transfer agent at 1-888-925-8428.

2018 Annual Report 22

Board of Trustees
Edward A. LaVarnway
John P. Mastriani
Hany A. Shawky
John B. Walthausen

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
US Bank, N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Ultimus Fund Solutions, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Walthausen
Select Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SELECT VALUE FUND
2691 Route 9, Suite 102
Malta, NY 12020

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that John P. Mastriani is an audit committee financial expert. Mr. Mastriani is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 1/31/18	FYE 1/31/17
Audit Fees	$26,000	$24,600
Audit-Related Fees	$1,250	$1,800
Tax Fees	$12,000	$9,000
All Other Fees	$1,210	$1,100
Nature of Audit-Related Fees: Consent Fee.

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.
Nature of All Other Fees: Review of Semi-Annual Report

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 1/31/18	FYE 1/31/17
Registrant	$13,210	$10,100
Registrant’s Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/John B. Walthausen John B. Walthausen President

Date: March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/John B. Walthausen John B. Walthausen President

Date: March 26, 2018

By: /s/Stanley M. Westhoff Jr. Stanley M. Westhoff Jr. Chief Financial Officer

Date: March 26, 2018